Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Feb. 23, 2022
Debt Instrument [Line Items]
Total principal debt	$ 340			$ 496
Total debt	355			518			$ 951
Debt due within one year	10			22			350
Long-term debt	345			496			179
Secured debt:
Debt Instrument [Line Items]
Total principal debt	290			446
Unsecured bond:
Debt Instrument [Line Items]
Total principal debt	50			50
Term loan facility | Secured debt:
Debt Instrument [Line Items]
Total principal debt	175			175
Exit fee	9			9
Second lien facility | Secured debt:
Debt Instrument [Line Items]
Total principal debt	115			271
Exit fee	6	$ 2	$ 6	13	$ 13	$ 10
Total debt							$ 683
Unsecured senior convertible bond | Unsecured bond:
Debt Instrument [Line Items]
Total principal debt	$ 50			$ 50